CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Total Revenue	$ 685,999	$ 3,078,758	$ 5,307,891
Cost of revenues	227,410
Gross profits	458,589	3,078,758	5,307,891
Operating expenses:
Selling expenses	2,638,972	1,096,195	1,773,159
General and administrative expenses	6,255,109	1,245,169	807,053
Provision for doubtful accounts	2,645,239	65,790
Goodwill impairment loss	5,621,467
Impairment of intangible assets	384,492	0	0
Impairment of property and equipment	172,728
Total operating expenses	17,718,007	2,407,154	2,580,212
Income (Loss) from operations	(17,259,418)	671,604	2,727,679
Other income (expenses):
Interest income (expenses), net	(169)	1,994	16,303
Other income (expenses), net	(155,568)	32,452	(80,283)
Gain from investment in trading securities	201,051
Total other income (expense), net	45,314	34,446	(63,980)
Income (loss) before income taxes	(17,214,104)	706,050	2,663,699
Income tax provision	76,264	276,823	716,816
Net income (loss)	(17,290,368)	429,227	1,946,883
Less: Net loss attributable to non-controlling interests	2,407,669	0
Net income (loss) attributable to ATIF Holdings Limited	(14,882,699)	429,227	1,946,883
Other comprehensive loss:
Total foreign currency translation adjustment	(30,225)	(17,642)	(113,090)
Comprehensive income (loss)	(17,320,593)	411,585	1,833,793
Less: comprehensive loss attributable to non-controlling interests	2,449,843
Comprehensive income (loss) attributable to ATIF Holdings Limited	$ (14,870,750)	$ 411,585	$ 1,833,793
Earnings (Loss) Per share
Basic and diluted	$ (0.37)	$ 0.01	$ 0.06
Weighted Average Shares Outstanding
Basic and diluted	39,790,520	35,522,931	35,000,000
Consulting services and customer's initial registration services
Total Revenue	$ 645,127	$ 3,078,758	$ 5,307,891
Multi-channel advertising, event planning and execution
Total Revenue	40,872
Cost of revenues	$ 227,410